State Street Target Retirement 2065 Fund Average Annual Total Returns		12 Months Ended		26 Months Ended	46 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	15.07%	28.03%		14.42%	19.90%	14.82%
State Street Target Retirement 2065 Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.15%				8.61%	15.09%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		20.98%				8.41%	14.20%
Performance Inception Date	Mar. 30, 2020
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.51%				7.50%	13.05%
Performance Inception Date	Mar. 30, 2020
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.21%				6.37%	11.10%
Performance Inception Date	Mar. 30, 2020
Class K
Prospectus [Line Items]
Average Annual Return, Percent		21.12%				8.58%	14.38%
Performance Inception Date	Mar. 30, 2020
Class R3
Prospectus [Line Items]
Average Annual Return, Percent		20.60%			13.84%	8.07%
Performance Inception Date	Feb. 25, 2022